Other equity instrument investments (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2018
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)			¥ 2,083,419,000
Available-for-sale financial assets	[1]	¥ 1,604,993,000
Impairment provisions		0
Fair value measurement [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	[2]	0	2,083,419,000
Adjusted balance of equity securities designated at FVOCI (non-recycling) at the beginning of the year	[2]	2,081,588,000
Fair value measurement [member] | Listed security [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	[2]	0	8,558,000
Available-for-sale financial assets	[2]	9,223,000	0
Adjusted balance of equity securities designated at FVOCI (non-recycling) at the beginning of the year	[2]	9,223,000
Adjusted balance of available-for-sale financial assets at the beginning of the year	[2]	0
Fair value measurement [member] | Unlisted securities [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	[2]	0	2,074,861,000
Adjusted balance of equity securities designated at FVOCI (non-recycling) at the beginning of the year	[2]	2,072,365,000
Fair value measurement [member] | 10% of Shanxi Xishan Jinxing Energy Co., Ltd. [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	[2]	0	1,085,462,000
Adjusted balance of equity securities designated at FVOCI (non-recycling) at the beginning of the year	[2]	1,004,860,000
Fair value measurement [member] | 9.09% of Ganlong Double-track Railway Co., Ltd. [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	[2]	0	924,453,000
Adjusted balance of equity securities designated at FVOCI (non-recycling) at the beginning of the year	[2]	1,003,009,000
Fair value measurement [member] | Others [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	[2]	0	64,946,000
Adjusted balance of equity securities designated at FVOCI (non-recycling) at the beginning of the year	[2]	64,496,000
Cost measurement [member]
Other equity instrument investments [line items]
Available-for-sale financial assets	[2]	1,604,993,000	0
Adjusted balance of available-for-sale financial assets at the beginning of the year	[2]	0
Cost measurement [member] | Unlisted securities [member]
Other equity instrument investments [line items]
Available-for-sale financial assets	[2]	1,595,770,000	0
Adjusted balance of available-for-sale financial assets at the beginning of the year	[2]	0
Cost measurement [member] | 10% of Shanxi Xishan Jinxing Energy Co., Ltd. [member]
Other equity instrument investments [line items]
Available-for-sale financial assets	[2]	531,274,000	0
Adjusted balance of available-for-sale financial assets at the beginning of the year	[2]	0
Cost measurement [member] | 9.09% of Ganlong Double-track Railway Co., Ltd. [member]
Other equity instrument investments [line items]
Available-for-sale financial assets	[2]	1,000,000,000	0
Adjusted balance of available-for-sale financial assets at the beginning of the year	[2]	0
Cost measurement [member] | Others [member]
Other equity instrument investments [line items]
Available-for-sale financial assets	[2]	64,496,000	¥ 0
Adjusted balance of available-for-sale financial assets at the beginning of the year	[2]	¥ 0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	Available-for-sale financial assets were reclassified to equity securities designated at FVOCI (non-recycling) upon the initial application of IFRS 9 at 1 January 2018 as the investment is held for strategic purposes.